UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23824

Stone Ridge Trust VIII
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)
Semi-Annual Report
January 31, 2025
Unaudited

Stone Ridge Art Risk Premium Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT JANUARY 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE
Class A Equity Shares	$105,515,275	95.3%
Short-Term Investments	1,119,220	1.0%
Assets in Excess of Other Liabilities(1)	4,064,768	3.7%
Net Assets	$110,699,263

(1)	Cash, cash equivalents and liabilities in excess of other assets.
2	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Class A Equity Shares
Art (a) (b) (c) - 95.3%
Masterworks 040, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xLxixdxlxexsxsx xExyxex, 2016
(Cost: $114,808, Acquisition Date: 03/28/2023-01/15/2025)	5,449	$105,199
(Cost: $-, Acquisition Date: 03/05/2024)(d)	3,386	65,370
Masterworks 041, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xZxixexgxex, 1984
(Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	426,664
Masterworks 042, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xDxaxrxkx xMxixlxkx, 1986
(Cost: $362,749, Acquisition Date: 03/28/2023)	19,173	406,080
(Cost: $-, Acquisition Date: 03/05/2024)(d)	17,605	372,870
Masterworks 043, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1983
(Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	424,591
Masterworks 044, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xMxixsxsxixsxsxixpxpxix, 1982
(Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	615,269
Masterworks 046, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xGxrxexexnx xaxnxdx xOxrxaxnxgxex, 1958
(Cost: $755,839, Acquisition Date: 03/28/2023-01/15/2025)	30,986	702,450
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,095	24,824
Masterworks 047, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xLxixsxtxexnxixnxgx xtxox xVxoxixcxexsx, 2010
(Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	165,273
Masterworks 048, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx, 2007
(Cost: $63,475, Acquisition Date: 03/28/2023-01/15/2025)	2,539	57,213
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,501	33,824
Masterworks 049, xLxLxCx-xTxexhx-xCxhxuxnx,x xCxhxux;x xPxrxixnxtxexmxpxsx xHxixvxexrxnxaxlx, 1986
(Cost: $1,235,825, Acquisition Date: 03/28/2023-01/15/2025)	67,607	1,083,165
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,485	39,813
Masterworks 050, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xKxoxsxhxax, 1992
(Cost: $619,407, Acquisition Date: 03/28/2023-01/15/2025)	33,474	662,350
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,208	23,903
Masterworks 053, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1997
(Cost: $439,150, Acquisition Date: 03/28/2023)	25,277	356,039
(Cost: $-, Acquisition Date: 03/05/2024)(d)	906	12,761

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 054, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x x1x2x xHxaxwxkxsx xaxtx x3x xOx’xCxlxoxcxkx, 1962
(Cost: $2,435,469, Acquisition Date: 03/28/2023-01/15/2025)	113,601	$2,800,197
(Cost: $-, Acquisition Date: 03/05/2024)(d)	23,820	587,149
Masterworks 055, xLxLxCx-xMxaxrxtxixnx,x xAxgxnxexsx;x xUxnxtxixtxlxexdx x#x1x2x, 1988
(Cost: $1,423,736, Acquisition Date: 03/28/2023-01/15/2025)	59,154	1,201,836
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,024	41,122
Masterworks 056, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xUxnxtxixtxlxexdx, 1967
(Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	997,249
Masterworks 057, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xTxhxrxoxuxgxhx, 1970
(Cost: $368,650, Acquisition Date: 03/28/2023-01/15/2025)	18,308	313,427
(Cost: $-, Acquisition Date: 03/05/2024)(d)	642	10,991
Masterworks 058, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xAxlxlx xCxoxlxoxrxexdx xCxaxsxtx xIxIx, 1982
(Cost: $2,298,541, Acquisition Date: 03/28/2023-01/15/2025)	105,259	2,227,691
(Cost: $-, Acquisition Date: 03/05/2024)(d)	36,469	771,826
Masterworks 059, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1984
(Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	539,230
Masterworks 062, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 9x0x8x-x8x, 2009
(Cost: $690,102, Acquisition Date: 03/28/2023)	30,512	512,843
(Cost: $-, Acquisition Date: 03/05/2024)(d)	981	16,489
Masterworks 063, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xPxlxaxaxox)x, 2010
(Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	404,200
Masterworks 064, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1985
(Cost: $1,520,910, Acquisition Date: 03/28/2023)	85,303	1,384,220
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,579	41,850
Masterworks 066, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex, 2018
(Cost: $682,176, Acquisition Date: 03/28/2023-01/15/2025)	31,695	641,548
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,003	20,302
Masterworks 068, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x x2x2x.x0x1x.x6x8x, 1968
(Cost: $895,862, Acquisition Date: 03/28/2023-01/15/2025)	51,093	847,699
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,555	25,799

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	3

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 071, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx, 1981
(Cost: $207,857, Acquisition Date: 03/28/2023)	10,408	$106,142
(Cost: $-, Acquisition Date: 03/05/2024)(d)	348	3,549
Masterworks 072, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xUxnxtxixtxlxexdx xPxixnxkx x(xSxfxmxoxmxax xBxexnxexfxixtx)x, 2016
(Cost: $740,344, Acquisition Date: 03/28/2023-01/15/2025)	36,617	724,764
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,206	23,870
Masterworks 073, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxaxcxixfxixcx-xOxcxexaxnx, 2015
(Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	262,523
Masterworks 074, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xRxexdx xRxaxbxbxixtx, 1982
(Cost: $1,405,295, Acquisition Date: 03/28/2023-01/15/2025)	62,991	1,390,067
(Cost: $-, Acquisition Date: 03/05/2024)(d)	15,219	335,848
Masterworks 075, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x9x4x0x-x7x, 2015
(Cost: $948,274, Acquisition Date: 06/09/2023-01/15/2025)	47,877	936,851
(Cost: $-, Acquisition Date: 03/05/2024)(d)	12,131	237,378
Masterworks 076, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x8x1x xxx x8x1x xcxmx,x x1x7x xFxéxvxrxixexr 2016
(Cost: $245,876, Acquisition Date: 03/28/2023-01/15/2025)	11,978	181,879
(Cost: $-, Acquisition Date: 03/05/2024)(d)	388	5,892
Masterworks 079, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xSxexax xixnx xtxhxex xExvxexnxixnxgx xGxlxoxwx, 1995
(Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	309,677
Masterworks 080, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xAxtxmxoxsxpxhxexrxex, 1980
(Cost: $168,886, Acquisition Date: 06/09/2023-01/15/2025)	8,439	175,287
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,891	60,049
Masterworks 083, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1991
(Cost: $765,534, Acquisition Date: 03/28/2023-01/15/2025)	36,999	787,805
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,100	23,422
Masterworks 084, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xOxhxnxex xTxixtxexlx, 2008
(Cost: $232,897, Acquisition Date: 03/28/2023)	12,032	190,807
(Cost: $-, Acquisition Date: 03/05/2024)(d)	371	5,883

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 088, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 5x7x6x-x2x, 1985
(Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	$633,624
Masterworks 089, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xMxixnxexrxaxlx xKxixnxgxdxoxmx, 1976
(Cost: $212,362, Acquisition Date: 06/09/2023-01/15/2025)	8,776	225,561
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,866	73,662
Masterworks 090, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1995
(Cost: $1,337,965, Acquisition Date: 06/09/2023-01/15/2025)	66,603	1,327,811
(Cost: $-, Acquisition Date: 03/05/2024)(d)	6,318	125,957
Masterworks 091, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1990
(Cost: $838,623, Acquisition Date: 06/09/2023-01/15/2025)	40,647	844,970
(Cost: $-, Acquisition Date: 03/05/2024)(d)	10,023	208,358
Masterworks 092, xLxLxCx-xBxaxnxkxsxyx;x xSxuxnxfxlxoxwxexrxsx xfxrxoxmx xPxextxrxoxlx xSxtxaxtxixoxnx, 2005
(Cost: $1,264,893, Acquisition Date: 06/09/2023-01/15/2025)	66,350	1,261,333
(Cost: $-, Acquisition Date: 03/05/2024)(d)	20,152	383,096
Masterworks 093, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xRxixpxex, 1967
(Cost: $3,903,775, Acquisition Date: 03/28/2023-01/15/2025)	201,011	3,853,461
(Cost: $-, Acquisition Date: 03/05/2024)(d)	18,090	346,793
Masterworks 095, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixkxexnx-xsxexix xKxexnxdxoxsxhxixnx, 1961
(Cost: $585,910, Acquisition Date: 06/09/2023-01/15/2025)	31,637	574,351
(Cost: $-, Acquisition Date: 03/05/2024)(d)	4,887	88,721
Masterworks 096, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xVxaxrxixextxixexsx xoxfx xIxnxtxexrxnxaxlx xTxoxrxmxexnxtx, 1998
(Cost: $669,357, Acquisition Date: 06/09/2023-01/15/2025)	34,346	740,328
(Cost: $-, Acquisition Date: 03/05/2024)(d)	5,088	109,672
Masterworks 097, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xGxoxdx, 2015
(Cost: $447,138, Acquisition Date: 06/09/2023-01/15/2025)	19,147	442,623
(Cost: $-, Acquisition Date: 03/05/2024)(d)	5,701	131,791
Masterworks 098, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xBxCxOx)x, 2013
(Cost: $458,462, Acquisition Date: 06/09/2023-01/15/2025)	21,054	341,776

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
4	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 099, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xMxaxrxyx xMxaxgxdxaxlxexnxex, 2009
(Cost: $60,532, Acquisition Date: 06/09/2023-01/15/2025)	2,641	$43,260
(Cost: $-, Acquisition Date: 03/05/2024)(d)	837	13,710
Masterworks 101, xLxLxCx-xRxoxtxhxkxox,x xMxaxrxkx;x xUxnxtxixtxlxexdx, 1968
(Cost: $1,411,886, Acquisition Date: 06/09/2023-01/15/2025)	75,163	1,384,901
(Cost: $-, Acquisition Date: 03/05/2024)(d)	9,358	172,424
Masterworks 103, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xCxoxlxlxaxbxoxrxaxtxixoxnx xAxpxpxrxoxpxrxixaxtxixoxnx x6x, 2015
(Cost: $196,773, Acquisition Date: 06/09/2023-01/15/2025)	9,568	248,765
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,947	76,621
Masterworks 104, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1999
(Cost: $100,277, Acquisition Date: 06/09/2023-01/15/2025)	5,686	98,432
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,270	39,297
Masterworks 105, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xSxhxaxdxoxwxexdx xPxlxaxcxex, 1985
(Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	354,197
Masterworks 106, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx x(xBxuxixsxsxoxnxnxixexrxex)x, 1962
(Cost: $816,962, Acquisition Date: 06/09/2023-01/15/2025)	35,452	795,554
(Cost: $-, Acquisition Date: 03/05/2024)(d)	3,427	76,903
Masterworks 107, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x4x3x xXx x2x0x2x xCxmx,x x3x xJxaxnxvxixexr 2019
(Cost: $158,613, Acquisition Date: 06/09/2023-01/15/2025)	8,039	145,856
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,154	39,081
Masterworks 108, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xAxrxcxaxnxex, 1972
(Cost: $728,230, Acquisition Date: 05/26/2023-01/15/2025)	36,477	737,616
(Cost: $-, Acquisition Date: 03/05/2024)(d)	444	8,978
Masterworks 109, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xNxox xHxoxpxexlxexsxsx, 2007
(Cost: $1,367,524, Acquisition Date: 06/09/2023-01/15/2025)	69,523	1,297,223
(Cost: $-, Acquisition Date: 03/05/2024)(d)	8,361	156,007
Masterworks 110, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1982
(Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	355,932
Masterworks 111, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x x1x0x1x xKxoxpxfxex, 2005
(Cost: $493,449, Acquisition Date: 06/09/2023-01/15/2025)	30,878	437,653

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 112, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x6x5x xCxmx,x x1x3x xMxaxrxs 2015
(Cost: $62,853, Acquisition Date: 06/09/2023-01/15/2025)	2,773	$49,514
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,038	18,534
Masterworks 113, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx, 2001
(Cost: $171,397, Acquisition Date: 06/09/2023-01/15/2025)	8,343	160,699
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,262	43,570
Masterworks 114, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xFxlxoxwxexrxsx, 1964
(Cost: $211,448, Acquisition Date: 06/09/2023-01/15/2025)	10,890	199,956
(Cost: $-, Acquisition Date: 03/05/2024)(d)	4,476	82,186
Masterworks 115, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xJxAxAxTxOx)x, 2009
(Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	88,449
Masterworks 116, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xPxrxoxmxixsxex xLxaxnxdx, 2012
(Cost: $1,264,146, Acquisition Date: 06/09/2023-01/15/2025)	63,438	1,045,420
(Cost: $-, Acquisition Date: 03/05/2024)(d)	5,782	95,284
Masterworks 117, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1984
(Cost: $757,412, Acquisition Date: 06/09/2023-01/15/2025)	38,628	696,297
(Cost: $-, Acquisition Date: 03/05/2024)(d)	10,468	188,693
Masterworks 118, xLxLxCx-xLxixgxoxnx,x xGxlxexnxnx;x xSxtxrxaxnxgxexrx x#x5x5x, 2011
(Cost: $346,127, Acquisition Date: 06/09/2023-01/15/2025)	20,168	339,712
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,573	26,496
Masterworks 120, xLxLxCx-xBxaxnxkxsxyx;x xRxaxtx x&x xHxexaxrxtx, 2014
(Cost: $30,813, Acquisition Date: 06/09/2023-01/15/2025)	2,022	22,619
(Cost: $-, Acquisition Date: 03/05/2024)(d)	877	9,811
Masterworks 121, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxyx xWxhxoxlxex xFxaxmxixlxyx xixsx xfxrxoxmx xPxhxixlxlxyx, 2014
(Cost: $1,951,281, Acquisition Date: 03/28/2023-01/15/2025)	98,213	1,470,308
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,808	27,067
Masterworks 122, xLxLxCx-xBxaxnxkxsxyx;x xAxgxexnxcxyx xJxoxbx x(xGxlxexaxnxexrxsx)x, 2009
(Cost: $602,678, Acquisition Date: 06/09/2023-01/15/2025)	36,002	579,996
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,969	31,721

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	5

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 123, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xGxlxaxtxtx x(xSxmxoxoxtxhx)x, 2006
(Cost: $94,595, Acquisition Date: 06/09/2023)	5,298	$83,075
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,554	24,368
Masterworks 124, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xBxlxuxex xQxuxixvxexrx, 1983
(Cost: $753,555, Acquisition Date: 03/28/2023-01/15/2025)	42,095	733,412
(Cost: $-, Acquisition Date: 03/05/2024)(d)	879	15,315
Masterworks 125, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xTxrxaxnxsxpxaxrxexnxtx xFxixgxuxrxexsx, 2016
(Cost: $919,345, Acquisition Date: 06/09/2023-01/15/2025)	37,688	1,044,124
(Cost: $-, Acquisition Date: 03/05/2024)(d)	3,681	101,980
Masterworks 126, xLxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxOx9x)x, 2016
(Cost: $68,264, Acquisition Date: 06/09/2023-01/15/2025)	3,480	62,912
(Cost: $-, Acquisition Date: 03/05/2024)(d)	718	12,980
Masterworks 127, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex x2x, 2019
(Cost: $580,741, Acquisition Date: 06/09/2023-01/15/2025)	28,275	572,871
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,656	53,812
Masterworks 128, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xKxHxNx)x, 2011
(Cost: $176,823, Acquisition Date: 06/09/2023)	8,900	137,150
(Cost: $-, Acquisition Date: 03/05/2024)(d)	3,681	56,725
Masterworks 129, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixsxuxixsxexix xTxsxuxhxixexnx, 1961
(Cost: $593,395, Acquisition Date: 06/09/2023-01/15/2025)	26,173	623,842
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,504	59,684
Masterworks 130, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xTxhxex xTxrxixpx, 2016
(Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	723,208
Masterworks 131, xLxLxCx-xFxoxnxtxaxnxax,x xLxuxcxixox;x xCxoxnxcxextxtxox xSxpxaxzxixaxlxex,x xAxtxtxexsxex, 1964
(Cost: $238,487, Acquisition Date: 06/09/2023-01/15/2025)	15,750	256,656

Masterworks 132, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xSxexnxzxax xTxixtxoxlxox x (xIx xVxexrxbxix xIxrxrxexgxoxlxaxrxix,x xTxoxcxcxhxix xEx xRxixnxtxoxcxcxhxix,x xPxexrx xNxuxoxvxix xDxexsxixdxexrxix)x

(Cost: $39,311, Acquisition Date: 06/09/2023-01/15/2025)	2,097	34,642
(Cost: $-, Acquisition Date: 03/05/2024)(d)	738	12,191

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 133, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x6x6x5x-x4x, 1988
(Cost: $295,283, Acquisition Date: 06/09/2023-01/15/2025)	12,722	$259,293
(Cost: $-, Acquisition Date: 03/05/2024)(d)	2,150	43,820
Masterworks 136, xLxLxCx-xPxrxixnxcxex,x xRxixcxhxaxrxdx;x xAxrxex xYxoxux xKxixdxdxixnxgx?x, 1988
(Cost: $502,972, Acquisition Date: 03/28/2023-01/15/2025)	28,074	489,187
(Cost: $-, Acquisition Date: 03/05/2024)(d)	570	9,932
Masterworks 139, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx x(x2x2x/x8x7x)x, 1987
(Cost: $420,364, Acquisition Date: 03/28/2023)	25,085	360,855
(Cost: $-, Acquisition Date: 03/05/2024)(d)	553	7,955
Masterworks 140, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xTxixnxcxtx, 1972
(Cost: $796,069, Acquisition Date: 03/28/2023-01/15/2025)	39,995	735,192
(Cost: $-, Acquisition Date: 03/05/2024)(d)	735	13,511
Masterworks 142, xLxLxCx-xUxexcxkxexrx,x xGxuxnxtxhxexrx;x xFxexlxdx x8x3x/x8x4x, 1983
(Cost: $412,641, Acquisition Date: 03/28/2023)	23,055	260,945
(Cost: $-, Acquisition Date: 03/05/2024)(d)	505	5,716
Masterworks 145, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xPxuxmxpxkxixnx, 1996
(Cost: $155,744, Acquisition Date: 03/28/2023-01/15/2025)	7,864	149,199
(Cost: $-, Acquisition Date: 03/05/2024)(d)	161	3,055
Masterworks 146, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xSxexaxfxoxoxdx xSxtxoxcxkx, 1986
(Cost: $405,256, Acquisition Date: 03/28/2023-01/15/2025)	20,351	367,856
(Cost: $-, Acquisition Date: 03/05/2024)(d)	361	6,525
Masterworks 147, xLxLxCx-xAxnxdxrxex,x xCxaxrxlx;x xMxaxgxnxexsxixuxmx-xLxexaxdx xPxlxaxixnx, 1969
(Cost: $474,836, Acquisition Date: 03/28/2023-01/15/2025)	23,850	371,726
(Cost: $-, Acquisition Date: 03/05/2024)(d)	359	5,595
Masterworks 148, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xSxoxnxgx xTxrxoxpxixex, 1973
(Cost: $222,866, Acquisition Date: 03/28/2023)	11,753	192,733
(Cost: $-, Acquisition Date: 03/05/2024)(d)	241	3,952
Masterworks 152, xLxLxCx-xWxaxrxhxoxlx xDxoxlxlxaxrx xSxixgxnx, 1982
(Cost: $180,970, Acquisition Date: 03/28/2023-01/15/2025)	9,128	146,749
(Cost: $-, Acquisition Date: 03/05/2024)(d)	185	2,974

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
6	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 153, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xTxextxhxyxsx, 1981
(Cost: $335,305, Acquisition Date: 03/28/2023-01/15/2025)	16,838	$361,149
(Cost: $-, Acquisition Date: 03/05/2024)(d)	326	6,992
Masterworks 154, xLxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxBx1x)x, 2012
(Cost: $425,036, Acquisition Date: 03/28/2023-01/15/2025)	21,399	452,908
(Cost: $-, Acquisition Date: 03/05/2024)(d)	409	8,656
Masterworks 156, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx xNxox.x x1x0x, 1988
(Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	543,071
Masterworks 157, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xRxoxdxrxixgxox xaxnxdx xHxixsx xMxixsxtxrxexsxsx, 2008
(Cost: $279,046, Acquisition Date: 03/28/2023-01/15/2025)	14,030	301,483
(Cost: $-, Acquisition Date: 03/05/2024)(d)	232	4,985
Masterworks 158, xLxLxCx-xMxexhxrxextxux,x xJxuxlxixex;x xUxnxtxixtxlxexdx, 2012
(Cost: $176,083, Acquisition Date: 03/28/2023-01/15/2025)	8,835	221,342
(Cost: $-, Acquisition Date: 03/05/2024)(d)	173	4,334
Masterworks 159, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx x(xOx.xKxex)x, 2004
(Cost: $416,159, Acquisition Date: 03/28/2023-01/15/2025)	22,603	482,057
(Cost: $-, Acquisition Date: 03/05/2024)(d)	443	9,448
Masterworks 160, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x7x3x xCxmx,x x2x5x xOxcxtxoxbxrxe 1987
(Cost: $302,122, Acquisition Date: 03/28/2023-01/15/2025)	16,141	286,705
(Cost: $-, Acquisition Date: 03/05/2024)(d)	297	5,275
Masterworks 162, xLxLxCx-xJxoxhxnxsxoxnx,x xRxaxsxhxixdx;x xUxnxtxixtxlxexdx x(xExsxcxaxpxex xCxoxlxlxaxgxex)x, 2019
(Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	100,216
Masterworks 163, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xKxyxmx, 2004
(Cost: $171,414, Acquisition Date: 03/28/2023-01/15/2025)	7,724	181,680
(Cost: $-, Acquisition Date: 03/05/2024)(d)	150	3,528
Masterworks 164, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xDxkxkxnx)x, 2010
(Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	321,282

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 165, xLxLxCx-xJxuxdxdx,x xDxoxnxaxlxdx;x xUxnxtxixtxlxexdx, 1988
(Cost: $296,139, Acquisition Date: 03/28/2023-01/15/2025)	12,632	$273,666
(Cost: $-, Acquisition Date: 03/05/2024)(d)	258	5,589
Masterworks 166, xLxLxCx-xKxaxwxsx;x xKxuxrxfxsx x(xLxaxuxgxhxixnxgx)x, 2008
(Cost: $523,817, Acquisition Date: 03/28/2023-01/15/2025)	26,657	510,527
(Cost: $-, Acquisition Date: 03/05/2024)(d)	577	11,051
Masterworks 167, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xDxexlxoxsx, 1983
(Cost: $754,206, Acquisition Date: 05/26/2023-01/15/2025)	37,759	697,590
(Cost: $-, Acquisition Date: 03/05/2024)(d)	466	8,609
Masterworks 168, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx, 2016
(Cost: $193,545, Acquisition Date: 03/28/2023-01/15/2025)	9,721	195,717
(Cost: $-, Acquisition Date: 03/05/2024)(d)	179	3,604
Masterworks 169, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxoxrxnxixnxgx xBxixrxdx, 2022
(Cost: $234,203, Acquisition Date: 03/28/2023)	11,753	138,789
(Cost: $-, Acquisition Date: 03/05/2024)(d)	219	2,586
Masterworks 171, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxexmxoxrxyx xGxaxrxdxexnx, 2020
(Cost: $222,877, Acquisition Date: 03/28/2023)	11,180	108,658
(Cost: $-, Acquisition Date: 03/05/2024)(d)	204	1,983
Masterworks 172, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xKxaxpxuxtxtx xPxuxpx xKxixnxgx, 1999
(Cost: $390,604, Acquisition Date: 03/28/2023-01/15/2025)	19,644	380,369
(Cost: $-, Acquisition Date: 03/05/2024)(d)	385	7,455
Masterworks 173, xLxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxex,x xLxyxnxextxtxex;x xOxyxsxtxexrx, 2012
(Cost: $385,530, Acquisition Date: 03/28/2023)	19,347	265,501
(Cost: $-, Acquisition Date: 03/05/2024)(d)	361	4,954
Masterworks 174, xLxLxCx-xCxhxaxnxexlx xAxbxnxexyx,x xNxixnxax;x xAxnxyxtxixmxex,x xAxnxyxpxlxaxcxex, 2018
(Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	66,405
Masterworks 176, xLxLxCx-xKxaxwxsx;x xUxnxtxixtxlxexdx x(xKxuxrxfx)x, 2008
(Cost: $395,212, Acquisition Date: 05/26/2023-01/15/2025)	19,780	419,344
(Cost: $-, Acquisition Date: 03/05/2024)(d)	242	5,130

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	7

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 177, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xPxixnxkx xKxixmxoxnxox,x xIxsxaxaxcx xMxixzxrxaxhxix xSxexrxixexsx, 1994
(Cost: $360,703, Acquisition Date: 03/28/2023-01/15/2025)	19,641	$429,250
(Cost: $-, Acquisition Date: 03/05/2024)(d)	316	6,906
Masterworks 178, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xBxrxixdxex’xsx xDxoxoxrx, 1967
(Cost: $588,914, Acquisition Date: 05/26/2023-01/15/2025)	29,462	630,658
(Cost: $-, Acquisition Date: 03/05/2024)(d)	360	7,706
Masterworks 179, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x x1x7x.x0x2x.x7x1x-x1x2x.x0x5x.x7x6x, 1971
(Cost: $434,160, Acquisition Date: 03/28/2023)	23,493	362,048
(Cost: $-, Acquisition Date: 03/05/2024)(d)	438	6,750
Masterworks 180, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xIx xSxixnxgx xRxexdx xaxnxdx xBxlxuxex, 2020
(Cost: $223,055, Acquisition Date: 03/28/2023)	11,056	108,738
(Cost: $-, Acquisition Date: 03/05/2024)(d)	195	1,918
Masterworks 182, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1996
(Cost: $153,736, Acquisition Date: 03/28/2023-01/15/2025)	7,724	168,326
(Cost: $-, Acquisition Date: 03/05/2024)(d)	130	2,833
Masterworks 186, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xLxaxnxdxsxcxaxpxex, 2017
(Cost: $663,340, Acquisition Date: 04/12/2023)	33,167	412,180
(Cost: $-, Acquisition Date: 03/05/2024)(d)	467	5,804
Masterworks 191, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xGxrxexexnx xaxnxdx xPxuxrxpxlxex xCxoxmxpxoxsxixtxixoxnx, 2010
(Cost: $1,065,035, Acquisition Date: 05/26/2023-01/15/2025)	53,312	936,862
(Cost: $-, Acquisition Date: 03/05/2024)(d)	651	11,440
Masterworks 192, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xAxuxfx x(xDxexrx xSxtxrxaxsxsxex)x xSxcxhxrxexixbxexnx x(xWxrxixtxixnxgx x(xOxnx xTxhxex xSxtxrxexextx)x)x, 2000
(Cost: $420,091, Acquisition Date: 05/26/2023-01/15/2025)	21,043	419,099
(Cost: $-, Acquisition Date: 03/05/2024)(d)	257	5,118
Masterworks 193, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xNxoxcxhxex xVxexrxdxex, 2016
(Cost: $158,482, Acquisition Date: 03/28/2023-01/15/2025)	7,951	169,224
(Cost: $-, Acquisition Date: 03/05/2024)(d)	134	2,852
Masterworks 196, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx,x xCx. 1956
(Cost: $897,102, Acquisition Date: 05/26/2023-01/15/2025)	44,845	914,174
(Cost: $-, Acquisition Date: 03/05/2024)(d)	547	11,151

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 197, xLxLxCx-xHxoxcxkxnxexyx,x xDxaxvxixdx;x xSxuxnxfxlxoxwxexrx xaxnxdx xTxhxrxexex xOxrxaxnxgxexsx, 1996
(Cost: $1,067,747, Acquisition Date: 05/26/2023-01/15/2025)	53,324	$1,170,233
(Cost: $-, Acquisition Date: 03/05/2024)(d)	651	14,287
Masterworks 214, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xPxixlxoxtx, 1978
(Cost: $448,869, Acquisition Date: 05/26/2023-01/15/2025)	22,447	437,856
(Cost: $-, Acquisition Date: 03/05/2024)(d)	274	5,345
Masterworks 215, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xMxaxpxpxax, 1983
(Cost: $673,128, Acquisition Date: 05/26/2023-01/15/2025)	33,671	616,384
(Cost: $-, Acquisition Date: 03/05/2024)(d)	411	7,524
Masterworks 217, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xCxoxnxsxtxrxuxcxtxexdx xFxaxcxex, 2013
(Cost: $497,500, Acquisition Date: 05/26/2023)	24,875	364,277
(Cost: $-, Acquisition Date: 03/05/2024)(d)	308	4,510
Masterworks 218, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xGxrxexexnxsxlxexexvxexsx, 1983
(Cost: $644,930, Acquisition Date: 05/26/2023-01/15/2025)	32,268	641,014
(Cost: $-, Acquisition Date: 03/05/2024)(d)	394	7,827
Masterworks 219, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx, 1984
(Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	669,042
Masterworks 228, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxdxexrx xtxhxex xHxaxzxyx xSxkxyx, 2012
(Cost: $2,552,080, Acquisition Date: 05/30/2023-01/15/2025)	127,668	2,730,359
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,516	32,422
Masterworks 230, xLxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxBx8x)x, 2012
(Cost: $434,066, Acquisition Date: 05/26/2023-01/15/2025)	21,753	460,394
(Cost: $-, Acquisition Date: 03/05/2024)(d)	266	5,630
Masterworks 236, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExaxsxtxexrx xSxuxnxdxaxyx, 2011
(Cost: $713,881, Acquisition Date: 05/26/2023-01/15/2025)	35,768	785,140
(Cost: $-, Acquisition Date: 03/05/2024)(d)	378	8,297
Masterworks 239, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xTxhxex xNxyxmxpxhxsx xHxaxvxex xDxexpxaxrxtxexdx, 2014
(Cost: $1,156,600, Acquisition Date: 05/26/2023)	57,830	924,378
(Cost: $-, Acquisition Date: 03/05/2024)(d)	622	9,942

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
8	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 241, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xTxrxexexsx, 2019
(Cost: $481,820, Acquisition Date: 05/26/2023)	24,091	$364,282
(Cost: $-, Acquisition Date: 03/05/2024)(d)	298	4,506
Masterworks 245, xLxLxCx-xAxyx xTxjxoxex,x xCxhxrxixsxtxixnxex;x xLxaxyxexrx xaxsx xax xHxixdxixnxgx xPxlxaxcxex, 2013
(Cost: $408,293, Acquisition Date: 05/26/2023-01/15/2025)	20,422	428,099
(Cost: $-, Acquisition Date: 03/05/2024)(d)	177	3,710
Masterworks 254, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex,x xIxnxsxixdxex xtxhxex xWxexsxtx xWxixnxgx, 1957
(Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	611,566
Masterworks 258, xLxLxCx-xGxixlxlxixaxmx,x x Sxaxmx;x xUxnxtxixtxlxexdx
(Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	318,846
Masterworks 261, xLxLxCx-xWxoxnxgx,x xMxaxtxtxhxexwx;x xUxnxtxixtxlxexdx, 2017
(Cost: $774,362, Acquisition Date: 05/26/2023-01/15/2025)	38,723	798,182
(Cost: $-, Acquisition Date: 03/05/2024)(d)	334	6,885
Masterworks 262, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1983
(Cost: $2,236,264, Acquisition Date: 10/30/2023-01/15/2025)	111,772	2,465,735
(Cost: $-, Acquisition Date: 03/05/2024)(d)	1,956	43,150
Masterworks 268, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtomox;x xWxoxuxnxdxexdx
(Cost: $1,687,589, Acquisition Date: 10/30/2023-01/15/2025)	84,471	1,615,609
(Cost: $-, Acquisition Date: 03/05/2024)(d)	345	6,599
Masterworks 273, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xHxuxmxaxnx xRxaxgxex
(Cost: $534,414, Acquisition Date: 10/30/2023-01/15/2025)	26,748	555,112
(Cost: $-, Acquisition Date: 03/05/2024)(d)	65	1,349
Masterworks 274, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xPxoxlxixtxixcxaxlx xCxaxrxtxoxoxnx xAxbxsxtxrxaxcxtxixoxnx
(Cost: $502,403, Acquisition Date: 03/05/2024-01/15/2025)	25,121	499,125
Masterworks 275, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxsx x (xTxwxhxexrxox)x
(Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	343,377
Masterworks 278, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx,x xMxaxqxuxaxnx, 2015
(Cost: $604,070, Acquisition Date: 01/03/2024-01/15/2025)	30,242	595,698

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 279, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xNxextxsx xOxbxsxexsxsxixoxnx x (xTxoxwxex)x
(Cost: $554,780, Acquisition Date: 10/30/2023)	27,739	$245,268
(Cost: $-, Acquisition Date: 03/05/2024)(d)	69	610
Masterworks 282, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x x xPxoxlxlxox xFxrxixtxox, 1982
(Cost: $2,400,000, Acquisition Date: 03/26/2024)	120,000	2,392,584
Masterworks 286, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xSxexax xMxoxnxsxtxexrx
(Cost: $1,190,993, Acquisition Date: 03/05/2024-01/15/2025)	59,557	1,069,393
Masterworks 300, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xOxvxexrx xaxnxdx xAxbxoxvxex
(Cost: $395,758, Acquisition Date: 10/30/2023-01/15/2025)	19,786	776,248
(Cost: $-, Acquisition Date: 03/05/2024)(d)	49	1,922
Masterworks 304, xLxLxCx-xSxcxhxaxrxfx,x xKxexnxnxyx;x x xExvxoxlxuxtxixoxnx xRxexvxoxlxuxtxixoxnx xIxvx
(Cost: $172,282, Acquisition Date: 03/05/2024-01/15/2025)	8,682	171,307
Masterworks 309, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xUxnxtxixtxlxexdx x (xPxaxixnxtxixnxgx xDxrxaxwxixnxgx x6x)x
(Cost: $184,239, Acquisition Date: 03/05/2024-01/15/2025)	9,330	184,124
Masterworks 311, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xMxaxnxuxaxlx xMxoxbxixlxixtxyx
(Cost: $898,294, Acquisition Date: 03/05/2024-01/15/2025)	44,913	978,250
Masterworks 312, xLxLxCx-xRxyxmxaxnx,x xRxoxbxexrxtx;x x xFxixlxex
(Cost: $434,520, Acquisition Date: 03/05/2024-01/15/2025)	21,726	546,098
Masterworks 318, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xHxaxixrxcxuxtx x (xBxexnx x&x xSxpxexnxcxexrx)x
(Cost: $125,973, Acquisition Date: 03/05/2024-01/15/2025)	6,296	144,954
Masterworks 325, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xExcxsxtxaxtxixcx xFxixgxuxrxexsx
(Cost: $859,900, Acquisition Date: 03/05/2024)	42,995	747,911
Masterworks 326, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x2x8x xXx x1x8x1x xCxmx, 2009
(Cost: $416,080, Acquisition Date: 03/05/2024)	20,804	312,372
Masterworks 329, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxerx; xUxnxtxixtxlxexdx
(Cost: $138,840, Acquisition Date: 03/05/2024-01/15/2025)	6,953	137,192
Masterworks 334, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;x xExcxrxixtxuxrxex xNxox.x x2x-x8x0x-x8x1x
(Cost: $252,400, Acquisition Date: 03/05/2024)	12,620	249,901

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	9

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 338, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx
(Cost: $129,742, Acquisition Date: 03/05/2024-01/15/2025)	6,441	$127,089
Masterworks 341, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x x xUxnxtxixtxlxexdx, 1990
(Cost: $1,109,560, Acquisition Date: 04/09/2024)	55,478	1,215,140
Masterworks 348, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x x xRxaxixnxcxoxaxtx xTxrxixpxtxyxcxhx
(Cost: $450,820, Acquisition Date: 03/05/2024)	22,541	490,005
Masterworks 355, xLxLxCx-xHxexlxexnx xFxrxaxnxkxexnxtxhxaxlxexrx,x xDxexgxaxsx xAxtx x4x5x, 1974
(Cost: $488,080, Acquisition Date: 10/29/2024-01/15/2025)	24,404	488,080
Masterworks 369, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xWxhxaxtx xyxoxux xNxexexdx, 2006
(Cost: $374,600, Acquisition Date: 12/20/2024)	18,730	374,600
Masterworks 371, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;x x xExcxrxixtxuxrxex xNxox.x x2x-x7x5x
(Cost: $249,840, Acquisition Date: 03/05/2024-01/15/2025)	12,492	249,567
Masterworks 380, xLxLxCx-xSxixnxgxexrx,x xAxvxexrxyx;x x xUxnxtxixtxlxexdx x (xSxaxtxuxrxdxaxyx xNxixgxhxtx)x
(Cost: $327,735, Acquisition Date: 03/05/2024-01/15/2025)	16,473	344,953
Masterworks 386, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x(x5x5x7x-x3x)x, 1984
(Cost: $642,140, Acquisition Date: 04/30/2024-01/15/2025)	32,107	637,134
Masterworks 387, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx
(Cost: $194,180, Acquisition Date: 03/05/2024)	9,709	198,765
Masterworks 388, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xWxixtxhx xSxtxuxpxixdx
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	174,270
Masterworks 389, xLxLxCx-xUxnxtxixtxlxexdx
(Cost: $152,680, Acquisition Date: 04/02/2024)	7,634	165,474
Masterworks 390, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x x xUxnxtxixtxlxexdx
(Cost: $259,120, Acquisition Date: 03/05/2024-01/15/2025)	12,956	256,294
Masterworks 391, x xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xPxixoxtxrx xUxkxlxaxnxsxkxix
(Cost: $180,420, Acquisition Date: 03/05/2024)	9,021	148,722
Masterworks 393, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x x xSxexaxsxpxaxcxex
(Cost: $519,191, Acquisition Date: 03/05/2024-01/15/2025)	25,963	523,095
Masterworks 395, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx
(Cost: $152,680, Acquisition Date: 03/05/2024)	7,634	165,474

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 396, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x8x1x xXx x8x1x xCxmx, 2006
(Cost: $305,120, Acquisition Date: 04/02/2024)	15,256	$212,409
Masterworks 398, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x x xCxlxoxsxex xBxyx
(Cost: $724,854, Acquisition Date: 03/05/2024-01/15/2025)	36,264	661,346
Masterworks 399, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xTxhxex xDxexaxdx xLxixnxex
(Cost: $132,600, Acquisition Date: 03/05/2024)	6,630	102,003
Masterworks 400, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x [x8x1x9x-x2x]x
(Cost: $669,980, Acquisition Date: 03/05/2024)	33,499	568,692
Masterworks 402, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xUxnxtxixtxlxexdx
(Cost: $234,307, Acquisition Date: 03/05/2024-01/15/2025)	11,654	229,947
Masterworks 406, xLxLxCx-xCxoxdxax
(Cost: $343,120, Acquisition Date: 04/02/2024)	17,156	248,595
Masterworks 407, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x x xWxoxoxdx xSxhxexlxfx xWxixtxhx xBxaxlxlx, 2019
(Cost: $638,000, Acquisition Date: 03/26/2024)	31,900	707,373
Masterworks 410, xLxLxCx-xYxex,x xLxixux;x xTxhxex xExnxdx xOxfx xBxaxrxoxqxuxex
(Cost: $796,940, Acquisition Date: 04/02/2024)	39,847	674,243
Masterworks 414, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xVxaxlxuxex x8x7x, 2009
(Cost: $384,840, Acquisition Date: 04/30/2024)	19,242	374,844
Masterworks 416, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x x xTxhxex xLxixdxlxexsxsx xExyxex
(Cost: $238,780, Acquisition Date: 03/05/2024-01/15/2025)	11,939	235,572
Masterworks 417, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xDxoxgx xIxnx xTxhxex xNxixgxhxtx
(Cost: $252,680, Acquisition Date: 03/05/2024-01/15/2025)	12,634	249,285

Masterworks 418, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x x xIxlx xVxexnxtxixcxixnxqxuxexsxixmxox xGxixoxrxnxox xDxexlx xTxexrxzxox xMxexsxex xDxexlxlxaxnxnxox xMxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxnx

(Cost: $152,680, Acquisition Date: 03/26/2024)	7,634	136,756
Masterworks 419, xLxLxCx-xHxexnxdxrxixcxkxsx,x xBxaxrxkxlxexyx xLx.x;x x xTxrxixpxlxex xPxoxrxtxrxaxixtx:x xWxoxrxlxdx xCxoxnxqxuxexrxoxrx, 2011
(Cost: $590,820, Acquisition Date: 04/30/2024-01/15/2025)	29,541	584,209
Masterworks 426, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xWxhxixtxex xOxrxcxhxixdx xwxixtxhx xBxlxuxex xLxexaxvxexsx, 2020
(Cost: $182,000, Acquisition Date: 05/28/2024-01/15/2025)	9,100	186,125

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
10	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 95.3% (continued)
Masterworks 428, xLxLxCx-xKxuxsxuxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xFxKxQxSx)x, 2016
(Cost: $430,080, Acquisition Date: 06/11/2024)	21,504	$321,788
Masterworks 434, xLxLxCx-xAxlxixcxex xNxexexlx,x xDxaxvxixdx xMxcxkxexex xAxnxdx xHxixsx xFxixrxsxtx xWxixfxex xJxaxnxex, 1968
(Cost: $402,340, Acquisition Date: 08/28/2024)	20,117	402,340
Masterworks 446, xLxLxCx-xJxexaxnx-xMxixcxhxexlx xBxaxsxqxuxixaxtx,x xUxnxtxixtxlxexdx x(xCxaxvxex xPxaxixnxtxixnxgx)x, 1982
(Cost: $1,387,220, Acquisition Date: 10/29/2024-01/15/2025)	69,361	1,387,220
Total Class A Equity Shares (Cost $106,419,578)		$105,515,275
Short-Term Investments - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class Z - 4.32% (e)	559,610	559,610
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.31% (e)	559,610	559,610
Total Short-Term Investments (Cost $1,119,220)		1,119,220
TOTAL INVESTMENTS (Cost $107,538,798) - 96.3%		$106,634,495
ASSETS IN EXCESS OF OTHER LIABILITIES - 3.7%		4,064,768
TOTAL NET ASSETS- 100.0%		$110,699,263

Percentages are stated as a percent of net assets.
(a)
Security is fair valued by the Adviser Valuation Committee pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $105,515,275, which represented 95.3% of net assets.

(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)
Security is restricted as to resale. Although security is restricted to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2025, was $6,120,479, which represented 5.5% of net assets.

(e)	Rate shown is the 7-day effective yield.
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	11

Consolidated Schedule of Investments	as of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Sxtxixlxlx,x xCxlxyxfxfxoxrxdx;x xPxHx-x6x9x x(xbx)	Masterworks, LLC	8/30/2023	$7,205,014	$9,970,274
Cxoxnxdxox,x xGxexoxrxgxex;x xAxuxtxuxmxnx xixnx xSxoxhxox x(xcx)	Masterworks, LLC	3/13/2024	1,857,625	2,992,250
Mxixtxcxhxexlxlx,x xJxoxaxnx;x xBxlxuxexbxexrxrxyx x(xcx)	Masterworks, LLC	6/6/2024	6,273,890	8,373,671
Hxoxcxkxnxexyx,x xDxaxvxixdx;x xAxlxmxoxsxtx xLxixkxex xSxkxixixnxgx x(xcx)	Masterworks, LLC	1/22/2025	2,100,000	2,898,850
				$24,235,045

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
12	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Statement of Assets and Liabilities	As of January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$106,634,495
Prepaid forward contracts, at fair value(2)	24,235,045
Receivable for fund shares sold	5,085
Interest receivable	23,944
Other assets	81,401
Total assets	130,979,970
LIABILITIES:
Loans payable (See Note 7)	19,950,000
Payable to Adviser for advisory fees	75,836
Accrued service fees (See Note 4)	10,915
Payable to Custodian	5,748
Payable for Chief Compliance Officer compensation	5,173
Accrued distribution and service fees (See Note 4)	4,620
Payable to Trustees	3,039
Other accrued expenses and liabilities	225,376
Total liabilities	20,280,707
Total net assets	$110,699,263
NET ASSETS CONSIST OF:
Capital stock	$106,597,040
Total distributable earnings	4,102,223
Total net assets	$110,699,263
Net assets	$110,699,263
Capital shares outstanding, no par value, unlimited shares authorized	10,405,250
Net asset value, offering and redemption price per share	$10.64
(1)Cost of Investments	$107,538,798
(2)Cost of Prepaid Forward Contracts	$17,436,529

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	13

Consolidated Statement of Operations	For the Period Ended January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$99,167
Total investment income	99,167
EXPENSES
Advisory fees (See Note 4)	801,535
Pricing expenses	311,774
Legal expenses	85,152
Audit and tax related fees	79,080
Fund accounting and administration fees	70,924
Chief Compliance Officer compensation	30,176
Service fees (See Note 4)	20,086
Distribution and service fees (See Note 4)	20,011
Registration expense	18,344
Transfer agency fees and expenses	17,840
Trustees fees and expenses	6,624
Custody fees	6,080
Other expenses	24,962
Total expenses before Adviser waiver	1,492,588
Expenses waived by Adviser (See Note 4)	(423,851)
Total net expenses	1,068,737
Net investment loss	(969,570)
NET REALIZED AND UNREALIZED LOSS:
Net change in unrealized appreciation (depreciation) on:
Investments	(2,663,344)
Prepaid forward contracts	1,109,494
Net realized and unrealized loss	(1,553,850)
Net decrease in net assets resulting from operations	$(2,523,420)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Financial Statements.
14	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ART RISK PREMIUM FUND
	PERIOD ENDED JANUARY 31, 2025 (UNAUDITED)	YEAR ENDED JULY 31, 2024
OPERATIONS:
Net investment loss	$(969,570)	$(1,519,564)
Net realized gain on:
Investments	—	349,058
Increase in payment from affiliates (See Note 11)	—	11,355
Net change in unrealized appreciation (depreciation) on:
Investments	(2,663,344)	1,647,927
Prepaid forward contracts	1,109,494	5,689,022
Net increase (decrease) in net assets resulting from operations	(2,523,420)	6,177,798
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	—
Total distributions	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,701,724	25,529,620
Cost of shares redeemed	(2,897,170)	(3,487,001)
Net increase in net assets from capital share transactions.	7,804,554	22,042,619
Total increase in net assets	5,281,134	28,220,417
NET ASSETS:
Beginning of period.	105,418,129	77,197,712
End of period	$110,699,263	$105,418,129

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	15

Consolidated Statement of Cash Flows	For the Period Ended January 31, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(2,523,420)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss on investments and prepaid forward contracts:	1,553,850
Changes in assets and liabilities:
Interest receivable	11,013
Payable to Custodian	(9,603)
Payable to Trustees	190
Accrued distribution and service fees	139
Accrued service fees	6,434
Payable for Chief Compliance Officer compensation	176
Payable to Adviser for advisory fees	126,461
Other accrued expenses and liabilities	(10,836)
Other assets	(26,967)
Purchases of investments	(6,901,438)
Purchase of forward contracts	(2,284,505)
Proceeds from sale of investments	—
Net purchases and sales of short-term investments	2,515,767
Net cash used in operating activities	(7,542,739)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	10,696,639
Payment on shares redeemed	(3,654,830)
Loan withdrawals	7,000,000
Loan paydowns	(6,500,000)
Net cash provided by financing activities	7,541,809
Net decrease in cash and restricted cash	(930)
Cash and restricted cash, beginning of year	930
Cash and restricted cash, end of year	$—

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
16	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Consolidated Financial Highlights	January 31, 2025 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE ART RISK PREMIUM FUND
Period Ended January 31, 2025	$10.90	(0.10)	(0.16)	(0.26)
Year Ended July 31, 2024	$10.11	(0.18)	0.97(10)	0.79(9)
Period Ended July 31, 2023(1)	$10.00	(0.06)	0.17	0.11

(1)	The Fund commenced operations on March 28, 2023.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Cumulative total return since inception of March 28, 2023.
(5)	Annualized.
(6)	Not annualized.
(7)	Excludes in-kind transactions.
(8)	Includes tax expenses not covered by the Fund's expense limitation agreement. See Note 4 in Notes to Consolidated Financial Statements.
(9)	Includes Increase in payments by affiliates of less than $0.01. See Note 11 in Notes to Consolidated Financial Statements.
(10)	Net Realized and Unrealized Gains (Losses) per share has been calculated based on average shares outstanding during the period. $0.74 of the
Fund’s Net Realized and Unrealized Gains (Losses) consists of unrealized appreciation associated with securities acquired by the Fund on uniquely favorable terms, which is not expected to be recurring. Excluding this item, net realized and unrealized gains would have been $0.23, and the total return of the fund would have been 0.49% for the year ended July 31, 2024.
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	17

Consolidated Financial Highlights	January 31, 2025 (Unaudited)

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)	Portfolio Turnover Rate
—	—	—	—	$10.64	(2.39)%(6)	$110,699	2.79%(5)	2.00%(5)	(2.60)%(5)	(1.81)%(5)	0.00%(6)
—	—	—	—	$10.90	7.81%(10)	$105,418	4.00%	2.00%	(3.74)%	(1.74)%	2.13%
—	—	—	—	$10.11	1.10%(4)(6)	$77,198	11.20%(5)	2.04%(5)(8)	(10.93)%(5)	(1.77)%(5)	5.16%(6)(7)
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
18	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

 1. Organization
Stone Ridge Trust VIII (the “Trust”) was organized as a Delaware statutory trust on December 22, 2020 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified closed-end management investment company issuing shares. As of January 31, 2025, the Trust consisted of one series: the Stone Ridge Art Risk Premium Fund (the “Fund”). The Fund was established on July 26, 2022 and commenced operations on March 28, 2023. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares.
The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed as described above, the Fund may also offer to repurchase additional shares in an amount determined by the Board that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading, on any national securities exchange. The shares are, therefore, illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to try to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.
The Fund’s investment objective is to seek capital appreciation. The Fund pursues its investment objective by investing, primarily in paintings, sculptures or other artistic objects (“Artwork”) from the Post-War and Contemporary collecting periods, as well as other collecting periods, created by artists that have an established track record of public auction sales (typically at least three years of public auction results). The Fund invests in Artwork directly by purchasing Artwork (“Whole Artwork”) or indirectly by investing in special purpose companies that own Artwork. The Fund may invest to a significant extent in Artwork indirectly by investing in special purpose companies sponsored by Masterworks, LLC or an affiliate (“Masterworks”) (a sponsor of an online Artwork investment platform), or other similar platforms, that own Artwork or partial interests in Artwork. The Fund may gain investment exposure to Artwork by purchasing Whole Artwork directly or through forwards or swaps, including prepaid forward contracts.
The consolidated financial statements include the accounts of Stone Ridge Art Risk Premium Sub Fund Ltd and Stone Ridge Art Risk Premium Fund US Holdings LLC (together, the “Subsidiaries”), wholly-owned and controlled subsidiaries of the Fund. The Subsidiaries act as investment vehicles in order to invest in Artwork consistent with the Fund’s investment objectives and policies. As of January 31, 2025, the Subsidiaries’ net assets were $24,206,827 which represented 21.9% of the Stone Ridge Art Risk Premium Fund.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	19

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.
The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:
•
Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.
•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.
•
Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.
Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the
20	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Advisor will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
The table below summarizes assets and liabilities measured at fair value on a recurring basis:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$ —	$105,515,275	$105,515,275
Money Market Funds	1,119,220	—	—	1,119,220
Total Investments	$1,119,220	$—	$105,515,275	$106,634,495
Other Financial Instruments
Prepaid Forward Contracts	$—	$—	$24,235,045	$24,235,045
Total	$—	$—	$24,235,045	$24,235,045

Stone Ridge Funds | Semi-Annual Report | January 31, 2025	21

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended January 31, 2025:

	Class A Equity Shares	Prepaid Forward Contracts
Beginning Balance—July 31, 2024	$101,277,181	$20,841,046
Acquisitions	6,901,438	2,284,505
Dispositions	—	—
Realized gains (losses)	—	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	(2,663,344)	1,109,494
Transfers out of Level 3	—	—
Transfers into Level 3	—	—
Ending Balance—January 31, 2025	$105,515,275	$24,235,045

As of January 31, 2025, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $(2,663,344) for Class A Equity Shares and $1,109,494 for Prepaid Forward Contracts.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2025:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/25	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$102,863,035	Sales Comparison Approach	N/A	N/A	N/A
Class A Equity Shares	Art	$2,652,240	Recent Transaction	N/A	N/A	N/A
Prepaid Forward Contracts	Art	$24,235,045	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.
To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.
22	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(c) Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
(d) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
(e) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.
(f) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
(g) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.
(h) Large Shareholder Risk. The risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2025, shareholders affiliated with the Fund and/or Adviser (other than other Stone Ridge Funds) owned 47.7% of total shares of the Fund.
(i) Artwork Investment Risk. A downturn or slowdown in the demand for Artwork generally or Artwork by specific artists caused by adverse economic or environmental conditions or other events may have a greater impact on the value of the Company’s assets or operating results than if the Fund had invested its assets across more industries or sectors. In addition to general economic conditions that could result in a downturn or slowdown in demand for Artwork, the Fund’s financial results will be impacted by shifts in demand for specific types of Artwork and artists. Such shifts in demand could affect particular segments of the Artwork market (e.g., Post-War or Contemporary Art fall out of favor with collectors and investors) or particular artists (e.g., information is discovered about a particular artist that causes negative perceptions about that artist and accordingly reduces the demand for Artwork created by that artist). There is no assurance as to the extent Artwork values will improve. A variety of economic and other factors could cause the value of these assets to decline, which could adversely affect the Fund’s financial results.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	23

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

An investment in Artwork is subject to various risks, any of which could materially impair the value of the Artwork investments held by the Fund.
Investing in Artwork is subject to the following risks:
•
Authenticity. Claims with respect to the authenticity of a work may result from incorrect attribution, uncertain attribution, lack of certification proving the authenticity of the artwork, forgery of a work of art, or falsification of the artist’s signature. The Fund and Artwork Companies generally obtain representations of authenticity from sellers, but these representations may not effectively eliminate the risk.

•
Provenance. Claims related to provenance, or history of ownership, allege that an artwork has an uncertain or false origin. Buyers may also negatively perceive some elements of the prior ownership history. With respect to the Artwork, buyers may negatively perceive the Fund’s ownership or the ownership of Artwork Companies in the Artwork when considering a purchase.

•
Condition. The physical condition of an Artwork over time is dependent on technical aspects of artistic workmanship, including the materials used, the manner and skill of application, handling and storage and other factors.

•
Physical Risks. The Artwork is subject to potential damage, destruction, devastation, vandalism or loss as a result of natural disasters (flood, fire, hurricane), crime, theft, illegal exportation abroad, etc. While the Artwork Companies (with respect to Artwork they hold) will maintain insurance coverage to protect against such risks, such insurance coverage may be inadequate to fully compensate the Fund or an Artwork Company should this risk materialize.

•
Legal Risks. Ownership of the Artwork is prone to a variety of legal challenges, including challenges to title, nationalization, purchase of work of art from unauthorized person, money laundering, violation of legal regulations and restitution issues. Purchasing from major auction houses and reputable galleries can reduce, but not eliminate, these risks.

•
Market Risks. The art market is prone to change due to a variety of factors, including changes in transaction costs, substantial changes in fees, tax law changes, export licenses, changes in legal regulations, changes in attitudes toward art as an investment, changes in tastes, and changes in supply, such as the liquidation of a major collection.

•
Economic Risks. Because the demand for art is largely driven by wealthy individuals, economic events impacting the wealth of such individuals may impact the demand for art and therefore the value of art.

•	Fraud Risk. The art market is prone to change due to abusive practices, including price manipulation, disguised agencies, and lack of transparency.
(j) Liquidity Risk. Artwork Companies in which the Fund invests have limited liquidity, and the Fund cannot make decisions regarding whether to hold or sell Artwork Company Artwork. The Artwork Companies in which the Fund invests are currently illiquid investment vehicles, and the Fund’s ability to sell Artwork Company investments may be limited by various factors, including, for example, legal restrictions on resale, limited secondary market trading volumes (if any), and other factors that limit liquidity and the demand for Artwork Companies. For example, the transfers of interests purchased in Securities and Exchange Commission-qualified Regulation A offerings sponsored by Masterworks or other similar platforms, other than those transfers required by operation of law, are only permitted on a trading platform approved by Masterworks, or other similar platforms, or in privately negotiated transactions approved by the issuer. The Artwork Companies in which the Fund invests are managed by a third-party art management firm and a board of managers that is unaffiliated with the Company or the Adviser, and that third-party firm has control over decisions with respect to when to continue to hold its Artwork and when to sell such Artwork. The Fund does not have any input into decisions with respect to whether an Artwork Company in which the Fund invests should hold or sell its Artwork. Accordingly, an Artwork Company may determine to continue to hold Artwork at a time when the Fund or the Adviser believes it should sell such Artwork or may determine to sell Artwork at a time the Fund or the Adviser believes it should continue to hold such Artwork. This inability to make investment decisions with respect to certain Artwork held indirectly by the Fund through Artwork Companies may limit the ability of the Company to achieve its investment objective or meet the Fund’s liquidity needs.
24	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

(k) Focused Investment Risk. The Company has sourced all its Artwork investments through Masterworks, LLC. Substantial investments with a particular counterparty or in a particular market, industry, asset class or sector make the Fund’s financial results more susceptible to risk and volatility than in a portfolio with more diversified investments.
(l) Restricted Securities. The Fund may invest a substantial portion of its assets in securities that are restricted. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the fiscal year ended July 31, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Art Risk Premium Fund	$2,082,526	$(2,082,526)

These differences primarily relate to net operating losses disallowed for tax purposes, adjustments related to flow-through investments and investment in a controlled foreign corporation.
As of July 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$117,823,852
Unrealized appreciation	14,268,828
Unrealized depreciation	(6,339,466)
Net unrealized appreciation (depreciation)	7,929,362
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	(305,958)
Distributable earnings/(loss)	(305,958)
Other accumulated earnings/(losses)	(764,446)
Total accumulated gain	$6,858,958

The difference between books-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to differences in outside basis of property contributed in-kind to the Fund and book to tax differences from flow-through investments.
The tax character of distributions paid during the year ended July 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Art Risk Premium Fund	$ —	$ —	$ —	$ —

Stone Ridge Funds | Semi-Annual Report | January 31, 2025	25

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

The tax character of distributions paid during the year ended July 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Art Risk Premium Fund	$ —	$ —	$ —	$ —

At July 31, 2024, the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Art Risk Premium Fund	$ —	$(305,958)	$(305,958)

As of July 31, 2024, the Fund deferred, on a tax basis, late year ordinary losses of $764,446. These losses are deemed to arise on August 1, 2024.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended July 31, 2024, the period which is open for exam. As of July 31, 2024, open tax period includes the fiscal year ended July 31, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the fiscal year ended July 31, 2024, the Fund did not incur any interest or penalties.
4. Agreements
(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.
As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 1.50% of the Fund’s average daily net assets.
Through November 30, 2024, the Adviser agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including organizational and offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest payments on borrowed funds, sourcing, administrative or other transactional fees charged by Masterworks or Masterworks AS, commissions, expenses and fees paid in connection with the purchase, insurance, storage, maintenance and sale of Whole Artwork, interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, to 2.00% of the Fund’s average daily net assets. As of January 31, 2025, the remaining amount of waived fees subject to be recouped in future years are as follows:

	Remaining Amount to be Recouped (Expiring by July 31, 2026)	Remaining Amount to be Recouped (Expiring by July 31, 2027)	Remaining Amount to be Recouped (Expiring by July 31, 2028)
Art Risk Premium Fund	$1,877,110	$1,748,061	$423,851

The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in
26	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.
(b) Distribution and Servicing Plan and Services Agreement. Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan (the “Distribution and Servicing Plan”) adopted by the Fund at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to a Services Agreement (the “Services Agreement”) between the Fund and the Adviser, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.
5. Service Providers
(a) Custodian, Administrator, and Transfer Agent. The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services), an affiliate of U.S. Bank, N.A.
(b) Distributor. Foreside Financial Services, LLC (the “Distributor”) serves as the Fund’s distributor.
(c) Artwork Administrator. The Fund has engaged Masterworks AS to provide certain administrative services relating to the Fund’s holdings of Whole Artwork, including assisting with the operational aspects of procuring/selling, storing, insuring, and maintaining Whole Artwork held by the Fund. Neither Masterworks AS nor any of its affiliates will provide advice or recommendations to the Fund regarding the desirability of buying or selling any investments, including Whole Artwork.
6. Related Party Transactions
Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.
As of August 29, 2023, the Fund had a promissory note (the “Note”) with Stone Ridge Ventures LLC, a related party of the Adviser. The Note has a maximum principal amount of the lesser of $40,000,000 or 33% of net assets (after giving effect to this Note). During the period ended January 31, 2025, the Fund’s maximum borrowing was $23,450,000 and average borrowing was $20,515,217. This borrowing resulted in interest expenses of $0 at a weighted average interest rate of 0%. As of January 31, 2025, the Fund has an outstanding loan balance of $19,950,000. The note matures on August 29, 2025.
7. Investment Transactions
For the period ended January 31, 2025, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $9,185,943 and $0, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended January 31, 2025.
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	27

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

On March 28, 2023, Stone Ridge Ventures LLC, as sole member of Stone Ridge Art Holdings LLC, completed a purchase in kind by transferring Stone Ridge Art Holdings LLC’s Artwork Company equity securities into the Fund in exchange for 4,184,673 shares of the Fund, valued at $41,846,727. On June 9, 2023, the Fund issued an additional 1,960,581 shares of the Fund, valued at $19,821,475, in exchange for additional Artwork Company securities from multiple unaffiliated investors. The transfers were effected in accordance with policies and procedures approved by the Board.
8. Capital Share Transactions
The Fund’s shares are being offered on a continuous basis at net asset value per share.
As a closed-end interval fund, the Fund will make periodic offers to repurchase shares. Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

Art Risk Premium Fund	Period Ended January 31, 2025	Year Ended July 31, 2024
Shares sold	1,007,206	2,362,921
Shares issued to holders in reinvestment of dividends	—	—
Shares repurchased	(271,689)	(331,890)
Net increase in shares	735,517	2,031,031
Shares outstanding:
Beginning of period	9,669,733	7,638,702
End of period	10,405,250	9,669,733

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
October 27, 2023	395,714	53,816
January 26, 2024	395,711	123,015
April 26, 2024	425,615	85,613
July, 26 2024	483,487	69,446
October 25, 2024	488,274	122,610
January 24, 2025	527,608	149,079

9. Line of Credit
As of February 14, 2024, the Fund had a $20,000,000 uncommitted line of credit (the “Line”) with U.S. Bank N.A. for a one-year term at prime rate minus 1%. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets and the Line has a maximum withdrawal capacity of the lesser of 10% of the net market value of the sum of the collateral pledged to U.S. Bank N.A at the time of any new borrowing for any period after the new borrowing or $20,000,000. The Line has a maturity date of February 12, 2026 and is reviewed annually by the Board of Trustees. During the period ended January 31, 2025, the Fund did not borrow from the Line. As of January 31, 2025, the Fund did not have an outstanding balance.
10. Payment by Affiliates
During the fiscal year ended July 31, 2024, the administrator reimbursed the Fund in the amount of $11,355 for losses related to incorrect expense payments. The reimbursement amount is reflected in the Fund’s Consolidated Statement of Operations as “Increase in payments from affiliates.”
28	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Notes to Consolidated Financial Statements	January 31, 2025 (Unaudited)

11. Subsequent Events Evaluation
In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	29

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period from August 1, 2024 and held through January 31, 2025.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example For Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual(1)	$1,000.00	$966.02	$9.91
Hypothetical (5% annual return before expenses)(1)	$1,000.00	$1,015.12	$10.16

(1)
Expenses paid during the period are equal to the Fund’s annualized six-month expense ratio of 2.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

30	Stone Ridge Funds | Semi-Annual Report | January 31, 2025

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status
For the fiscal year ended July 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2024 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended July 31, 2024 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended July 31, 2024 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The Fund made no distributions during the fiscal year ended July 31, 2024.
Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2024. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholders’ year-end tax reporting and made available in February 2025. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
2. Availability of Quarterly Portfolio Holdings Schedules
The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.
3. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
Stone Ridge Funds | Semi-Annual Report | January 31, 2025	31

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Not Applicable.

(b)	Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

(a)	Not Applicable.

(b)	Not Applicable.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not Applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust VIII

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/3/25

By (Signature and Title)	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	4/3/25